Revenues - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Disaggregation of Revenue from Contracts with Customers [Line Items]
Percentage from maximum tariff per traffic unit by the mexican airports	96.10%	93.80%	99.10%
Improvements to concession assets	$ 4,846,404	$ 3,368,511	$ 2,192,578
Goods or Services Transferred at Point in Time [Member]
Disclosure of Disaggregation of Revenue from Contracts with Customers [Line Items]
Revenue	17,096,616	11,860,463	7,060,402
Goods or Services Transferred Over Time [Member]
Disclosure of Disaggregation of Revenue from Contracts with Customers [Line Items]
Revenue	$ 5,437,356	$ 3,785,930	$ 2,613,393